Condensed Consolidated Statements of Operations (Unaudited) (10-Q) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Consolidated Statements of Operations [Abstract]
Revenues	$ 8,725	$ 9,349	$ 26,822		$ 28,806	$ 37,723		$ 36,957
Cost of goods sold	7,955	7,473	23,808		23,426	31,651		29,386
Gross profit	770	1,876	3,014		5,380	6,072		7,571
Operating expenses:
Selling, general and administrative	2,949	2,864	8,210		9,567	12,243		14,441
Professional fees	485	366	1,215		1,353	1,447		2,922
Impairment of property	0	0	300	[1]	1,069	1,069	[1]	906
Total operating expenses	3,434	3,230	9,725		11,989	14,759		17,155
Loss from operations	(2,664)	(1,354)	(6,711)		(6,609)	(8,687)		(9,584)
Other income (expense):
Interest income	48	3	74		66	74		126
Interest expense	(1,084)	(498)	(2,879)		(1,303)	(1,926)		(1,763)
Foreign currency exchange, net	(58)	209	(346)		(573)	(617)		(99)
Change in fair value of derivative warrant and conversion liabilities	576	3,502	(1,918)		4,008	5,420		332
Loss on extinguishment	0	(1,955)	(526)		(4,941)	(4,941)		0
Financing expense	0	(640)	(564)		(2,184)	(2,184)		0
Other income	22	18	27		25	27		232
Other expense	(152)	(59)	(358)		(176)	(237)		(464)
Total other income (expense)	(648)	580	(6,490)		(5,078)	(4,384)		(1,636)
Loss before income taxes	(3,312)	(774)	(13,201)		(11,687)	(13,071)		(11,220)
Income tax benefit	636	194	1,717		1,105	1,935		345
Net loss	(2,676)	(580)	(11,484)		(10,582)	(11,136)		(10,875)
Net loss attributable to noncontrolling interest in Nutra SA	605	212	1,633		1,184	1,627		776
Net loss attributable to RiceBran Technologies shareholders	$ (2,071)	$ (368)	$ (9,851)		$ (9,398)	$ (9,509)		$ (10,099)
Loss per share attributable to RiceBran Technologies shareholders
Basic (in dollars per share)	$ (1.83)	$ (0.36)	$ (9.10)		$ (9.21)	$ (9.29)		$ (10.18)
Diluted (in dollars per share)	$ (1.83)	$ (0.36)	$ (9.10)		$ (9.21)	$ (9.29)		$ (10.18)
Weighted average number of shares outstanding
Basic (in shares)	1,129,290	1,024,345	1,082,452		1,020,242	1,023,412		991,852
Diluted (in shares)	1,129,290	1,024,345	1,082,452		1,020,242	1,023,412		991,852

[1]	Machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value in the first quarter of 2013 and the second quarter of 2012. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.